IMPAIRMENT & OTHER LOSSES - Additional Information (Detail) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property	Jan. 01, 2018 USD ($)
Impairment And Other Losses [Line Items]
Inventory impairment charges			$ 3,400
Estimated impairment loss related to damaged and unusable merchandise			8,900
Impairment of cemetery property		$ 1,500	2,800
Property and equipment, net of accumulated depreciation	$ 108,992	108,992	$ 112,716	$ 114,090	$ 114,090
Goodwill impairment charge	$ 24,862	24,862		45,574
Loss on management agreement		$ 2,100
Impaired funeral homes
Impairment And Other Losses [Line Items]
Number of properties impaired | Property			2
Property and equipment, net of accumulated depreciation			$ 500	$ 900
Impaired funeral homes | Held-for-sale
Impairment And Other Losses [Line Items]
Number of properties disposed | Property			2	2
Other Gains (Losses), Net
Impairment And Other Losses [Line Items]
Asset impairment charges			$ 200	$ 1,000
Other Gains (Losses), Net | Impaired funeral homes
Impairment And Other Losses [Line Items]
Asset impairment charges			$ 0	$ 400